Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of other liabilities
Membership Rewards liability	$ 6,151	$ 5,832
Employee-related liablities	2,227	2,224
Rebate and reward accruals	2,210	2,079
Deferred card fees, net	1,314	1,286
Book overdraft balances	442	532
Other	4,566	5,604
Total	16,910	17,557
Carrying amount of deferred charge card and other fees
Deferred charge card and other fees	1,609	1,566
Deferred direct acquisition costs	(164)	(154)
Reserves for membership cancellations	(131)	(126)
Total	$ 1,314	$ 1,286